Key Economic Assumptions Used in Measuring Fair Value Interests Recorded in the Consolidated Balance Sheet (Detail)	12 Months Ended
Mar. 31, 2010
Direct financing leases | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	0.29%
Discount rate	1.17%
Annual prepayment rate	1.52%
Direct financing leases | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	1.62%
Discount rate	21.25%
Annual prepayment rate	6.66%
Installment Commercial Mortgage Loans | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	0.72%
Discount rate	0.22%
Annual prepayment rate	2.86%
Installment Commercial Mortgage Loans | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	14.00%
Discount rate	9.88%
Annual prepayment rate	42.93%
Minimum | Installment Mortgage Loans for individuals
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	0.74%
Discount rate	1.39%
Annual prepayment rate	1.56%
Maximum | Installment Mortgage Loans for individuals
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	1.18%
Discount rate	6.33%
Annual prepayment rate	5.64%
Minimum | Investment in securities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	1.22%
Discount rate	0.22%
Annual prepayment rate	7.56%
Maximum | Investment in securities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected credit loss	14.00%
Discount rate	18.49%
Annual prepayment rate	42.93%